10. Derivative Financial Instruments (Details - Derivative liabilities) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Compound embedded derivatives, shares	347,942,680	77,027,083
Compound embedded derivatives, value	$ (1,137,623)	$ (58,790)
Compound embedded derivatives	(1,332,661)	119,102
Day one derivative loss	(151,978)	0
Gain on changes in fair value of derivatives	$ (1,484,639)	$ 119,102